Financial Risk Management - Underwriting Risk - Gross Premiums Written (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Recoverable from reinsurers	$ 9,155.8	$ 8,400.9
Gross premiums written	$ 17,511.2	15,528.3
Normalized net earnings, percent return on common shareholders' equity adjusted to pre-tax basis	15.00%
Canada
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	$ 1,836.5	1,592.6
United States
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	10,589.0	9,406.4
Asia
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	1,359.6	1,234.3
International
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	3,726.1	3,295.0
Property
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	6,321.2	5,567.2
Property | Canada
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	853.5	732.6
Property | United States
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	3,087.9	2,704.3
Property | Asia
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	710.4	634.5
Property | International
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	1,669.4	1,495.8
Casualty
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	9,545.0	8,373.0
Casualty | Canada
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	805.4	695.4
Casualty | United States
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	6,903.4	6,082.3
Casualty | Asia
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	411.6	384.5
Casualty | International
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	1,424.6	1,210.8
Specialty
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	1,645.0	1,588.1
Specialty | Canada
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	177.6	164.6
Specialty | United States
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	597.7	619.8
Specialty | Asia
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	237.6	215.3
Specialty | International
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	632.1	588.4
Insurance
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	13,167.8	11,895.0
Insurance | Canada
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	1,724.5	1,492.5
Insurance | United States
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	8,389.9	7,439.7
Insurance | Asia
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	676.1	692.4
Insurance | International
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	2,377.3	2,270.4
Reinsurance
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	4,343.4	3,633.3
Reinsurance | Canada
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	112.0	100.1
Reinsurance | United States
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	2,199.1	1,966.7
Reinsurance | Asia
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	683.5	541.9
Reinsurance | International
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	1,348.8	1,024.6
Ceded reinsurance contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Recoverable from reinsurers	9,155.8	8,400.9	$ 7,812.5
Ceded reinsurance contracts | Property
Disclosure of nature and extent of risks arising from financial instruments [line items]
Recoverable from reinsurers	1,471.5	1,267.2
Ceded reinsurance contracts | Casualty
Disclosure of nature and extent of risks arising from financial instruments [line items]
Recoverable from reinsurers	1,842.9	1,443.4
Ceded reinsurance contracts | Specialty
Disclosure of nature and extent of risks arising from financial instruments [line items]
Recoverable from reinsurers	$ 361.2	$ 386.7